UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

WALKER & dUNLOP cAPITAL, LLC
(Formerly known as CWCapital LLC)

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported): January 22, 2025

Commission File Number of securitizer: 025-01019

Central Index Key Number of securitizer: 0001549487

Daniel J. Groman Executive Vice President, General Counsel & Secretary (301) 215-5500 Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Explanatory Note 1:

Pursuant to Rule 15Ga-1(c)(2)(ii), Walker & Dunlop Capital, LLC has indicated by check mark that there is no activity for the annual period commencing on January 1, 2024 through and including December 31, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WALKER & DUNLOP CAPITAL, LLC (Securitizer)

By:	/s/ Danniel J. Groman
Name:	Daniel J. Groman
Title:	Executive Vice President, General Counsel & Secretary

Date:         January 22, 2025